Trade and Other Payables - Additional Information (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Trade And Other Payables [Abstract]
Accrued expenses	€ 6,498	€ 6,201
VAT payables	€ 120	€ 23,725